Arbitration Claim Against Venezuela Related to the Brisas Project:	9 Months Ended
Sep. 30, 2014
Arbitration Claim Against Venezuela Related to the Brisas Project: [Abstract]
Arbitration Claim Against Venezuela Related to the Brisas Project:

Note 3.        Arbitration Claim Against Venezuela Related to the Brisas Project:

In April 2008, after a series of actions which concluded with the revocation of the Company's previously authorized right to develop the Brisas Project, the Venezuelan government seized the Brisas Project.

In October 2009, Gold Reserve initiated its arbitration case under the Additional Facility Rules of the International Centre for Settlement of Investment Disputes (ICSID) of the World Bank to seek compensation for the losses caused by Venezuela's violations of the Treaty between the Government of Canada and the Government of Venezuela for the Promotion and Protection of Investments (the “Canada-Venezuela” BIT). (Gold Reserve Inc. v. Bolivarian Republic of Venezuela (ICSID Case No. ARB(AF)/09/1) (the “Brisas Arbitration”)).

On September 22, 2014, the Tribunal unanimously awarded damages to the Company totaling $713 million, plus pre-award interest from April 14, 2008 through the date of the Award at the U.S. Government Treasury Bill Rate, compounded annually totaling approximately $22.3 million and $5 million for legal costs and expenses, for a total award, as of September 22, 2014, of $740.3 million. The amount awarded, plus pre‑award interest, accrues post-award interest at a rate of LIBOR plus 2%, compounded annually, which comes to approximately $51,412 per day.

After the issuance of the Award, Gold Reserve sent a demand letter to Venezuela.  Shortly thereafter, representatives from Venezuela and the Company met to discuss the satisfaction of the Award.  No agreement was reached at that point in time.

In late October, Venezuela filed a petition before the French Court of Appeal declaring its intent to have the Award set aside or annulled.  As the ICSID arbitration was conducted under the arbitration rules of ICSID's Additional Facility and was sited in France, the courts in France and not ICSID have jurisdiction to rule on such a petition. A petition to have an award set aside is only available in very limited circumstances, intended primarily for cases in which the petitioner claims the arbitral tribunal exceeded its powers or denied the parties due process in the arbitration.  This procedure does not permit a review on the merits of the Award.  To date, Venezuela has not set out its grounds to seek annulment.

At this point in time, Venezuela's petition appears to be purely dilatory and the Company is confident that it is without merit and will be rejected accordingly. The timing of the proceedings will be determined by the French Court of Appeal. Since Venezuela has only filed a notice to set aside the Award at this time the Company does not have any further information regarding its intentions.  The existence of the petition does not affect the finality of the Award nor its enforceability. Accordingly, Gold Reserve has pursued its strategy to collect on its Award and has filed a petition before the French Court of Appeal to obtain an order of exequatur for the recognition and enforcement of the Award.  A hearing is scheduled to take place on November 27, 2014. The Company may seek recognition and enforcement of the Award in other jurisdictions as well.

As is permitted by Article 56 of the arbitration rules of ICSID's Additional Facility, both parties have filed requests for the arbitral tribunal to correct what each party has identified as “clerical, arithmetical or similar errors” in the Award.  Article 56 of ICSID Additional Facility arbitration rules does not permit reconsideration by the tribunal of any aspect of its award and does not permit correction to an error of judgment.  Rather, it permits the tribunal to correct inadvertent arithmetic or typographical errors.  While the Company has identified what it considers to be an inadvertent arithmetic error that warrants an increase in the Award, Venezuela has identified what it contends are significant inadvertent arithmetic errors that it argues supports a reduction of the Award. The arbitral tribunal will consider the parties' requests and advise whether it concludes that any correction is warranted. The Company and Venezuela simultaneously submitted replies to the other party's request for corrections of the Award on November 13, 2014.

An ICSID Additional Facility Award is enforceable globally in jurisdictions that allow for the recognition and enforcement of commercial arbitral awards.  There exists an international instrument created for the purpose of facilitating such recognition and enforcement, the Convention on the Recognition and Enforcement of Foreign Arbitral Awards, New York, 10 June 1958 (the “New York Convention”) to which over 150 countries are party.  Under the New York Convention, arbitral awards may be recognized as a judgment of the court and execution may be done by attaching assets belonging to the award debtor.  Although the Company expects that Venezuela will ultimately honor its international obligations, management anticipates that Venezuela will make every effort to challenge the validity and/or amount of the Award in the near term and vigorously oppose any action the Company may take in the various jurisdictions around the world to effect full payment of the tribunal's Award. Management is pursuing any and all means to ensure timely payment by the government of Venezuela and is fully engaged in executing its strategy to ensure the recognition and collection of the Award.

The Board of Directors approved a Bonus Pool Plan ("Bonus Plan") in May 2012, which is intended to reward the participants, including named executive officers, employees, directors and consultants, for their past and future contributions including their efforts related to the development of the Brisas Project, execution of the arbitration claim and the collection of an award, if any. The bonus pool under the Bonus Plan will generally be comprised of the gross proceeds collected or the fair value of any consideration realized related to such transactions less applicable taxes times 1% of the first $200 million and 5% thereafter and becomes an obligation of the Company only as the Award is collected. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause.

Pursuant to its 2012 debt restructuring, the Company issued a CVR which entitled each note holder participating in the 2012 Restructuring to receive, net of certain deductions (including income tax calculation and the payment of current obligations of the Company), a pro rata portion of a maximum aggregate amount of 5.468% of the proceeds actually received by the Company with respect to the Brisas Arbitration proceedings or disposition of the technical data related to the development of the Brisas Project that was compiled by the Company. The proceeds, if any, could be cash, commodities, bonds, shares and/or any other consideration received by the Company and if such proceeds are other than cash, the fair market value of such non-cash proceeds, net of any required deductions (e.g., for taxes) will be subject to the CVR and will become an obligation of the Company only as the Award is collected.

Subject to applicable regulatory requirements regarding capital and reserves for operating expenses, accounts payable and taxes, the Company expects to distribute, in the most cost efficient manner, a substantial majority of any net proceeds after considering the Company's obligations arising as a result of the collection of the ICSID Award including payments pursuant to the terms of the convertible notes (if not otherwise converted), interest notes, CVR, Bonus Plan and Retention Units.

As part of our original engagement of arbitration counsel, the Company agreed to certain contingent fees, a portion of which (representing a reduction of standard hourly fees during the course of the arbitration process) was payable upon the issuance of a positive award by the ICSID tribunal and the remaining amount (representing a flat percent of standard hourly fees during the course of the arbitration process) was payable upon collection of the award. Included in accounts payable is approximately $3.4 million which represents contingent legal fees now payable as a result of the successful ICSID Award. In addition, the Company is obligated to pay approximately $1.7 million upon the collection of the ICSID Award.